Appendix 1 Group Companies	12 Months Ended
Dec. 31, 2019
FINANCIAL INFORMATION ON SUBSIDIARIES, SUMMARIZED
APPENDIX 1 GROUP COMPANIES

APPENDIX 1 GROUP COMPANIES

This appendix is part of Note 2.4, “Subsidiaries”. It presents the Group’s percentage of control in each subsidiary.

Taxpayer ID		Functional	% of control as of 12-31-2019			% of control as of 12-31-2018
No.	Company	Currency	Direct	Indirect	Total	Direct	Indirect	Total	Relationship	Country	Activity
96.504.980-0	Empresa Eléctrica Pehuenche S.A.	Chilean peso	92.65%	0.00%	92.65%	92.65%	0.00%	92.65%	Subsidiary	Chile	Complete electric energy cycle
96.830.980-3	GasAtacama Chile S.A.	Chilean peso	0.00%	0.00%	0.00%	97.37%	0.00%	97.37%	Subsidiary	Chile	Management of Companies
78.952.420-3	Gasoducto Atacama Argentina S.A.	Chilean peso	0.00%	0.00%	0.00%	0.03%	99.97%	100.00%	Subsidiary	Chile	Natural gas exploitation and transportation

(*) Gasoducto Gasatacama Argentina S.A. was merged into Gasatacama Chile S.A. on September 1, 2019 with the latter is the surviving company.  Subsequently, on October 1, 2019, Gasatacama Chile S.A. was merged into Enel Generación Chile agreed transaction approved by the Board of Directors of Enel Generación Chile S.A. on August 29, 2019. The transaction consisted of Enel Generación Chile S.A.’s acquisition of 2.63% of the shares in Gasatacama Chile S.A. held by Enel Chile S.A.. As a result, Enel Generación Chile S.A. became the owner of 100% of the shares in Gasatacama Chile S.A., absorbing it, through a merger, and becoming the surviving company.